Document and Entity Information	Mar. 16, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001762303
Document Type	8-K
Document Period End Date	Mar. 16, 2023
Entity Registrant Name	Avita Medical, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39059
Entity Tax Identification Number	85-1021707
Entity Address, Address Line One	28159 Avenue Stanford
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Valencia
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91355
City Area Code	661
Local Phone Number	367.9170
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	RCEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false